Disposals of businesses and deconsolidation of subsidiaries - Accounting for basis difference (Details) - USD ($) $ in Millions		1 Months Ended			12 Months Ended
		Sep. 30, 2016		Sep. 30, 2015	Dec. 31, 2016	Dec. 31, 2015		Jun. 30, 2016	[1]	Mar. 31, 2016	[1]	Jan. 02, 2014
Schedule of Equity Method Investments [Line Items]
Investment in associated companies		$ 2,023	[1]		$ 2,168	$ 2,592	[1]	$ 2,669		$ 2,593
Decrease in basis difference				$ 119
Seadrill Partners LLC
Schedule of Equity Method Investments [Line Items]
Investment in associated companies					2,809
Book value												$ 3,444
Fair value												6,629
Basis difference												3,185
Seadrill's share of basis difference	[2]											1,789
Drilling units | Seadrill Partners LLC
Schedule of Equity Method Investments [Line Items]
Book value												3,444
Fair value												5,245
Basis difference												1,801
Seadrill's share of basis difference	[2]											1,295
Decrease in basis difference		389		$ 308	217	629
Drilling contracts | Seadrill Partners LLC
Schedule of Equity Method Investments [Line Items]
Book value												0
Fair value												170
Basis difference												170
Seadrill's share of basis difference	[2]											142
Decrease in basis difference		13			5	38
Goodwill | Seadrill Partners LLC
Schedule of Equity Method Investments [Line Items]
Book value												0
Fair value												1,214
Basis difference												1,214
Seadrill's share of basis difference	[2]											$ 352
Decrease in basis difference		$ 165			$ 46	$ 211

[1]	Refer to Note 39 "Restatement of previously issued financial statements"
[2]	Seadrill’s share of the basis difference relates to both its investment in the subordinated units of Seadrill Partners, and its direct ownership interests in various subsidiaries of Seadrill Partners, all of which investments are accounted for under the equity method. The total basis difference has been assigned based on Seadrill’s proportional ownership interest in each investee. In the case of Seadrill’s investment in the subordinated units of Seadrill Partners, the proportional allocation to the subordinated units was based on the relative fair values of the various equity interests in Seadrill Partners.